Consolidated Balance Sheets - USD ($) $ in Thousands	Apr. 02, 2016		Mar. 28, 2015
Current assets:
Cash and cash equivalents (Note 3)	$ 425,881		$ 299,814
Short-term investments (Notes 1 & 3)	186,808		244,830
Accounts receivable, less allowance of $143 and $539 as of April 2, 2016 and March 28, 2015, respectively	316,356		353,830
Inventories (Notes 1 & 4)	427,551		346,900
Prepaid expenses	63,850		52,169
Other receivables (Note 1)	47,380		25,816
Deferred tax assets (Notes 1 & 11)	0		150,208
Other current assets (Notes 1 & 8)	41,384		26,538
Total current assets	1,509,210		1,500,105
Property and equipment:
Land	25,255		25,326
Building and leasehold improvements	337,875		253,224
Machinery and equipment	1,188,310		919,651
Furniture and fixtures	13,884		12,951
Computer equipment and software	51,641		45,807
Property and equipment, gross, total	1,616,965		1,256,959
Less accumulated depreciation	(751,898)		(609,576)
Property and equipment net, excluding construction in progress	865,067		647,383
Construction in progress	181,821		235,988
Total property and equipment, net	1,046,888		883,371
Goodwill (Notes 1, 5 & 6)	2,135,697	[1]	2,140,586
Intangible assets, net (Notes 1, 5 & 6)	1,812,515		2,307,229
Long-term investments (Notes 1 & 3)	26,050		4,083
Other non-current assets (Notes 8 & 11)	66,459		57,005
Total assets	6,596,819		6,892,379
Current liabilities:
Accounts payable	205,364		182,468
Accrued liabilities (Notes 8, 9, & 10)	137,889		131,871
Other current liabilities (Note 11)	30,548		10,971
Total current liabilities	373,801		325,310
Long-term debt (Note 7)	988,130		0
Deferred tax liabilities (Note 11)	152,160		310,189
Other long-term liabilities (Notes 8, 9, 10 & 11)	83,056		83,720
Total liabilities	1,597,147		719,219
Commitments and contingent liabilities (Note 9)
Stockholders’ equity:
Preferred stock, $.0001 par value; 5,000 shares authorized; no shares issued and outstanding	0		0
Common stock and additional paid-in capital, $.0001 par value; 405,000 shares authorized; 127,386 and 149,059 shares issued and outstanding at April 2, 2016 and March 28, 2015, respectively	5,442,613		6,584,247
Accumulated other comprehensive loss, net of tax	(3,133)		(124)
Accumulated deficit	(439,808)		(410,963)
Total stockholders’ equity	4,999,672		6,173,160
Total liabilities and stockholders’ equity	$ 6,596,819		$ 6,892,379

[1]	(1) As of April 2, 2016, the Company’s goodwill balance of $2,135.7 million was comprised of gross goodwill of $2,757.3 million less accumulated impairment losses and write-offs of $621.6 million.